Share-based Payments (Tables)	6 Months Ended
Sep. 30, 2023
Disclosure Of Share-based Payments [Abstract]
Disclosure of indirect measurement of fair value of restricted shares granted during period	The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2023				RSA 2023 CEO
Grant date	1/9/2023	1/9/2023	1/9/2023	1/9/2023	25/8/2023	25/8/2023
Vesting date	29/8/2024	29/8/2025	29/8/2026	29/8/2027	29/8/2024	29/8/2025
Share price at grant date (USD)	5.63	5.63	5.63	5.63	5.76	5.76
Expected volatility	27.0%	44.0%	55.0%	72.0%	27.0%	44.0%
Risk free interest rate	5.6%	5.1%	4.8%	4.6%	5.6%	5.1%
Fair value per share (USD)	4.21	4.08	3.95	3.82	4.30	4.18

Disclosure of Number and Reconciliation of Outstanding Restricted Shares
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	Six months ended September 30
	2023	2022
As of April 1	2,006	1,674
Granted during the period	1,063	962
Vested during the period	(961)	(414)
Forfeited during the period	(143)	(72)
As of September 30	1,966	2,150
Weighted average fair value (USD)	4.40	5.37

Number of shares (thousands)	Three months ended September 30
	2023	2022
As of July 1	1,999	1,672
Granted during the period	1,063	962
Vested during the period	(961)	(414)
Forfeited during the period	(134)	(70)
As of September 30	1,966	2,150
Weighted average fair value (USD)	4.40	5.37